UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-22135

Academy Funds Trust
(Exact name of registrant as specified in charter)

123 South Broad Street
Suite 1630
Philadelphia, PA 19109
(Address of principal executive offices) (Zip code)

Jonathan Kopcsik
Stradley Ronon Stevens & Young, LLP
2600 One Commerce Square
Philadelphia, PA 19103
(Name and address of agent for service)

215-979-3754
Registrant's telephone number, including area code

Date of fiscal year end: December 31, 2012

Date of reporting period:  September 30, 2012

Item 1. Schedule of Investments.

Innovator Matrix Income Fund
Schedule of Investments (Unaudited)
September 30, 2012

	Shares	Value
REAL ESTATE INVESTMENT TRUSTS - 20.25%
Lessors of Real Estate - 2.13%
Medical Properties Trust, Inc.	153,488	$1,603,950
Other Financial Investment Activities - 3.67%
American Capital Mortgage Investment Corp.	109,980	2,763,797
Other Investment Pools and Funds - 14.45%
American Capital Agency Corp.	97,675	3,378,578
Annaly Capital Management, Inc.	174,419	2,937,216
Apollo Comercial Real Estate Finance, Inc.	97,675	1,693,685
Crexus Investment Corp.	265,114	2,865,882
		10,875,361
TOTAL REAL ESTATE INVESTMENT TRUSTS (Cost $14,207,793)		$15,243,108

COMMON STOCKS - 40.62%
Commercial and Service Industry Machinery Manufacturing - 1.87%
Pitney Bowes, Inc.	101,990	$1,409,502
Death Care Services - 1.53%
StoneMor Partners L.P.	48,833	1,149,529
Deep Sea, Coastal, and Great Lakes Water Transportation - 5.36%
Navios Maritime Partners L.P.	83,715	1,240,656
Safe Bulkers, Inc.	241,830	1,402,614
Teekay LNG Partners L.P.	36,971	1,390,849
		4,034,119
Exploration & Development of Oil & Gas - 3.40%
Enerplus Corp.	154,181	2,560,946
Lessors of Real Estate - 3.89%
PVR Partners L.P.	115,390	2,928,598
Natural Gas Distribution - 3.78%
Energy Transfer Partners L.P.	66,800	2,843,676
Nondepository Credit Intermediation - 2.06%
Fifth Street Finance Corp.	141,627	1,555,065
Oil and Gas Extraction - 2.01%
Vanguard Natural Resources, LLC	52,274	1,512,810
Pesticide, Fertilizer, and Other Agricultural Chemical Manufacturing - 1.97%
CVR Partners L.P.	56,376	1,480,434
Petroleum and Coal Products Manufacturing - 4.47%
BP Prudhoe Bay Royalty Trust	35,857	3,365,179
Pipeline Transportation of Natural Gas - 1.94%
Niska Gas Storage Partners LLC	116,507	1,460,998
Printing and Related Support Activities - 1.71%
R.R. Donnelley & Sons Co.	121,389	1,286,723
Specialized Design Services - 0.24%
Collectors Universe, Inc.	13,016	182,615
Support Activities for Water Transportation - 1.85%
Martin Midstream Partners L.P.	40,466	1,390,816
Wired Telecommunications Carriers - 4.54%
Frontier Communications Corp.	698,351	3,421,920
TOTAL COMMON STOCKS (Cost $31,403,747)		$30,582,930

INVESTMENT COMPANIES - 32.01%
Management, Scientific, and Technical Consulting Services - 4.21%
Blackrock Kelso Capital Corp.	325,809	$3,166,863

Other Investment Pools and Funds - 27.80%
Avenue Income Credit Strategies Fund	83,021	1,462,000
Blackrock Corporate High Yield Fund V	104,363	1,384,897
Blackrock Debt Strategies Fund, Inc.	335,931	1,515,049
Eaton Vance Limited Duration Income Fund	160,459	2,724,594
First Trust Aberdeen Global Opportunity Fund	165,340	3,080,284
Global High Income Fund, Inc.	108,280	1,426,047
Morgan Stanley Emerging Markets Domestic Debt	171,627	2,826,697
Nuveen Preferred Income Opportunities Fund	348,829	3,439,454
Wells Fargo Advantage Multi-Sector Income Fund	188,370	3,072,315
		20,931,337
TOTAL INVESTMENT COMPANIES (Cost $23,142,597)		$24,098,200

SHORT TERM INVESTMENTS - 6.48%
Money Market Funds - 6.48%
Fidelity Government Portfolio, 0.01%	4,881,875	$4,881,875
TOTAL SHORT TERM INVESTMENTS (Cost $4,881,875)		$4,881,875

Total Investments (Cost $73,636,012) - 99.36%		74,806,113
Other Assets in Excess of Liabilities - 0.64%		484,331
TOTAL NET ASSETS - 100.00%		$75,290,444

Percentages are stated as a percent of net assets.

The accompanying notes are an integral part of these Schedule of Investments.

Academy Funds Trust
Notes to Schedule of Investments (Unaudited)
September 30, 2012

1)  Significant Accounting Policies

Portfolio securities primarily listed or traded on a national or foreign securities exchange, except for debt securities, are generally valued at the closing price on that exchange, unless such closing prices are determined to be not readily available pursuant to the Innovator Matrix Income Fund’s (the “Fund”) pricing procedures.  Securities traded using the National Association of Securities Dealers’ Automated Quotation System (“Nasdaq”) are valued using NASDAQ Official Closing Prices (“NOCP”). Exchange traded options are valued using composite pricing. If no sales are reported, the options will be valued by calculating the mean between the highest bid price and lowest ask price across the exchanges where the option is traded. Non-exchange traded options are valued at fair value using a mathematical model. Securities not traded on a particular day, over-the-counter securities, and government and agency securities are valued at the mean value between bid and asked prices. Open-ended Mutual Funds are valued at that day’s Net Asset Value (“NAV). Money market instruments having a maturity of less than 60 days are valued at amortized cost, which approximates market value. Debt securities (other than short-term obligations) are valued on the basis of valuations provided by a pricing service when such prices are believed to reflect the fair value of such securities. Foreign securities and the prices of foreign securities denominated in foreign currencies are translated to U.S. dollars at the mean between the bid and offer quotations of such currencies based on rates in effect as of the close of the London Stock Exchange. Securities for which market quotations are not readily available are valued at fair value as determined in good faith by a method approved by the Board. The Trust will also use the fair value of a foreign security at the time of calculating its NAV when events following the close of foreign markets on which the foreign security trades indicate that such closing price does not reflect the foreign securities fair value. The Trust concluded that a price determined under the Fund’s valuation procedures was not readily available if, among other things, the Trust believed that the value of the security might have been materially affected by an intervening significant event.  A significant event may be related to a single issuer, to an entire market sector, or to the entire market.  These events may include, among other things: issuer–specific events including rating agency action, earnings announcements and corporate actions, significant fluctuations in domestic or foreign markets, natural disasters, armed conflicts, and government actions.  In the event that the market quotations are not readily available, the fair value of such securities will be determined in good faith, taking into consideration: (i) fundamental analytical data relating to the investment; (ii) the nature and duration of restrictions on disposition of the securities; and (iii) an evaluation of the forces which influence the market in which these securities are purchased and sold.  The members of the Trust shall continuously monitor for significant events that might necessitate the use of fair value procedures.

Investment transactions are recorded on the trade date.  The Trust determines the gain or loss realized from investment transactions on the basis of identified cost.  Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Distributions received from the Fund’s investment in master limited partnerships (“MLPs”), real estate investment trusts (“REITs”) and royalty trusts are comprised of ordinary income, capital gains and return of capital. For financial statement purposes, the Fund uses estimates to characterize these distributions received as return of capital, capital gains or ordinary income. Such estimates are based on historical information available from each MLP, REIT or royalty trust and other industry sources. These estimates may subsequently be revised based on information received for the security after its tax reporting periods are concluded, as the actual character of these distributions is not known until after the fiscal year end of the Fund. The distributions received that are classified as return of capital reduce the cost basis of that security on the schedule of investments.

The Fund performed an analysis of all existing investments to determine the significance and character of all inputs to its fair value determination.  Various inputs are used in determining the value of the Funds investments.  These inputs are summarized in the following three broad categories:

•	Level 1 — Quoted unadjusted prices for identical instruments in active markets to which the Trust has access at the date of measurement.
•
Level 2 — Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations in which all significant inputs and significant value drivers are observable in active markets. Level 2 inputs are those in markets for which there are few transactions, the prices are not current, little public information exists or instances where prices vary substantially over time or among brokered market makers.

•
Level 3 — Model derived valuations in which one or more significant inputs or significant value drivers are unobservable. Unobservable inputs are those inputs that reflect the Trust’s own assumptions that market participants would use to price the asset or liability based on the best available information.

Innovator Matrix Income Fund
	Level 1	Level 2	Level 3	Total
Equity*
Common Stock	$30,582,930	$-	$-	$30,582,930
Real Estate Investment Trusts	$15,243,108	$-	$-	$15,243,108
Investment Companies	$24,098,200			$24,098,200
Total Equity	$69,924,238	$-	$-	$69,924,238

Short-Term Investments	$4,881,875		$-	$4,881,875

Total Investments in Securities	$74,806,113	$-	$-	$74,806,113

* See the Schedule of Investments for the investments detailed by industry classification.

Transfers between levels are recognized at the end of the reporting period.  As of September 30, 2012, there were no transfers into, or out of Level 1 since January 31, 2012 (inception date of the Fund).

2)  Federal Tax Information

The cost basis of investments for federal income tax purposes at September 30, 2012 was as follows:1

Innovator Matrix Income Fund

Cost of Investments	$73,636,012

Gross unrealized appreciation	3,034,759
Gross unrealized depreciation	(1,864,658)
Net unrealized appreciation	$1,170,101

1 Because tax adjustments are calculated annually, the above table does not reflect any tax adjustments.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

 SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Academy Funds Trust

By (Signature and Title)        /s/ David Jacovini
David Jacovini, President

Date                    11/13/2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*           /s/ David Jacovini
 David Jacovini, President & Treasurer

Date                    11/13/2012

* Print the name and title of each signing officer under his or her signature.